Segment and Geographic Information	12 Months Ended
Dec. 31, 2024
Segment and Geographic Information [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION

NOTE 15:- SEGMENT AND GEOGRAPHIC INFORMATION

The Company operates in one reportable segment (see note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

Revenue disaggregated by revenue source consists of the following:

	Year Ended December 31,
	2024	2023	2022

Systems	$33,190	$48,998	$119,073
Ink and consumables	114,896	112,047	103,429
Services	55,739	58,741	49,016

Total revenue	$203,825	$219,786	$271,518

The following table presents revenue disaggregated by geography based on customer location:

	Year Ended December 31,
	2024	2023	2022

U.S.	$115,034	$123,550	$138,515
EMEA	50,089	60,706	93,243
Asia Pacific	21,509	22,006	24,396
Other	17,193	13,524	15,364

Total revenue	$203,825	$219,786	$271,518

The following table presents long-lived assets including right of use assets by geographic region as of December 31, 2024 and 2023:

	December 31,
	2024	2023

U.S.	$13,340	$2,560
Israel	49,701	58,489
EMEA	14,937	13,279
Asia Pacific	298	359

	$78,276	$74,687

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:

	Year Ended December 31,
	2024	2023	2022

Customer A	30%	20%	27%

Major customers’ data as a percentage of Trade receivables:

The following table sets forth the customers that accounted for 10% or more of the Company’s Trade receivables in each of the years set forth below:

	December 31,
	2024	2023

Customer A	14%	16%
Customer B	15%	13%
Customer C	12%	-